Interest in Other Entities (Details) - Schedule of general information	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Jeffs’ Brands Ltd. [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel
Ownership rights held by non-controlling interest	49.97%
Eventer Ltd. [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel	Israel
Ownership rights held by non-controlling interest	52.31%	41.30%
Charging Robotics Ltd. [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel
Ownership rights held by non-controlling interest
GERD IP Inc [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	USA
Ownership rights held by non-controlling interest	10.00%
ScoutCam Inc. [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business		Israel
Ownership rights held by non-controlling interest		40.00%